Stock Option Activity (Detail) (Options, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options
Outstanding Options
Options Outstanding	5,664,750	5,510,750	5,443,500
Granted	2,549,109	180,000	202,000
Forfeited	(19,077)	(25,282)	(134,750)
Exercised	(285,058)	(718)
Options Outstanding	7,909,724	5,664,750	5,510,750	5,443,500
Vested or expected to vest	7,514,238
Exercisable	4,854,960
Weighted average exercise price per share
Options Outstanding	$ 0.80	$ 0.64	$ 0.61
Granted	$ 10.32	$ 5.50	$ 1.50
Forfeited	$ 7.99	$ 0.74	$ 0.56
Exercised	$ 0.61	$ 0.50
Options Outstanding	$ 3.85	$ 0.80	$ 0.64	$ 0.61
Vested or expected to vest	$ 3.66
Exercisable	$ 0.64
Weighted average remaining contractual life (Years)
Options Outstanding	5 years 10 months 2 days	5 years 2 months 12 days	6 years	6 years 10 months 24 days
Vested or expected to vest	5 years 7 months 21 days
Exercisable	3 years 10 months 10 days
Aggregate Intrinsic Value
Options Outstanding	$ 49,410
Vested or expected to vest	48,387
Exercisable	$ 45,927